Stock-based Compensation (Narrative) (Details)	12 Months Ended
	Jan. 31, 2023 CAD ($) Share $ / shares	Jan. 31, 2022 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options authorized under stock option plan as a percentage of issued and outstanding common shares	10.00%
Number of options issued | Share	10,000,000	750,000
Vested stock-based compensation expense	$ 350,583	$ 182,996
Unvested stock-based compensation expense		16,438
Stock Options Granted in March 23, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested stock-based compensation expense	1,834
Unvested stock-based compensation expense	0
Stock Options Granted in June 9, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested stock-based compensation expense	6,778
Unvested stock-based compensation expense	0
Stock Options Granted on July 30, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested stock-based compensation expense	7,826
Unvested stock-based compensation expense	$ 0
Stock Options Granted on January 13, 2023 [Member] | Directors, officers and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued | Share	10,000,000
Exercise price, share options granted | $ / shares	$ 0.05
Maximum term of options granted for share-based payment arrangement	four (4) years
Vested stock-based compensation expense	$ 334,145
Unvested stock-based compensation expense	$ 0
Stock Options Granted on July 17, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested stock-based compensation expense		34,246
Unvested stock-based compensation expense		0
Stock Options Granted on September 21, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested stock-based compensation expense		18,958
Unvested stock-based compensation expense		$ 0
Stock Options Granted on March 23, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued | Share		250,000
Exercise price, share options granted | $ / shares		$ 0.36
Maximum term of options granted for share-based payment arrangement		one (1) year
Vested stock-based compensation expense		$ 50,675
Unvested stock-based compensation expense		$ 1,834
Stock Options Granted on June 9, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued | Share		250,000
Exercise price, share options granted | $ / shares		$ 0.345
Maximum term of options granted for share-based payment arrangement		18 months
Vested stock-based compensation expense		$ 48,672
Unvested stock-based compensation expense		$ 6,778
Stock Options Granted on July 30, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued | Share		250,000
Exercise price, share options granted | $ / shares		$ 0.25
Maximum term of options granted for share-based payment arrangement		18 months
Vested stock-based compensation expense		$ 30,445
Unvested stock-based compensation expense		$ 7,826